AST BOND PORTFOLIO 2022
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 80.3%
Asset-Backed Securities — 7.9%
Collateralized Loan Obligations
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-03A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.254%(c)	07/20/29	407	$405,011
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.191%(c)	10/15/30	1,000	990,866
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	01/22/31	250	248,376
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.444%(c)	07/20/34	250	247,679
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.404%(c)	04/20/34	250	247,373
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.388%(c)	10/19/28	400	398,915
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.181%(c)	07/18/30	1,000	991,522
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.195%(c)	10/21/30	500	495,309
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.124%(c)	10/20/27	104	104,027
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.524%(c)	10/13/31	491	487,223
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.344%(c)	07/20/32	250	247,508
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.394%(c)	01/20/31	500	497,196
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.094%(c)	04/20/28	238	237,063
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.288%(c)	10/25/28	550	548,738
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.141%(c)	01/18/29	387	$384,601
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.394%(c)	10/20/28	571	569,347

Total Asset-Backed Securities (cost $7,147,136)			7,100,754
Commercial Mortgage-Backed Securities — 4.2%
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	900	895,144
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,200	1,201,972
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	1,162	1,144,383
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	46	45,788
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	46	46,172
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class A2
2.590%	11/15/50	460	459,393

Total Commercial Mortgage-Backed Securities (cost $3,814,511)			3,792,852
Corporate Bonds — 11.8%
Agriculture — 0.6%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	230	227,028
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	270	266,678
			493,706
Apparel — 0.3%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	234	234,124
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	200,542
Banks — 3.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.730%
0.876%(c)	10/24/24(a)	580	578,703
A1

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	310	$312,428
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.450%	06/22/23	225	219,654
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	370	370,213
KeyBank NA,
Sr. Unsec’d. Notes
0.433%(ff)	06/14/24	250	243,673
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	201,863
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	250	247,566
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25(a)	460	433,874
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	280	268,275
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	295	291,008
			3,167,257
Biotechnology — 0.4%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	355	358,018
Chemicals — 0.5%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	282	286,514
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	150	150,671
			437,185
Electric — 1.3%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	75	74,831
Entergy Louisiana LLC,
Collateral Trust Bond
0.950%	10/01/24	345	329,576
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	165	162,693
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	570	$558,041
			1,125,141
Foods — 0.1%
Hormel Foods Corp.,
Sr. Unsec’d. Notes
0.650%	06/03/24	135	129,576
Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	150	147,875
Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	575	577,690
Insurance — 0.2%
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	175	175,384
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	465	465,013
Miscellaneous Manufacturing — 0.4%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
0.550%	09/01/23	90	87,374
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
0.400%	03/11/23	250	246,108
			333,482
Oil & Gas — 0.6%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	220	219,180
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24	240	252,275
Phillips 66,
Gtd. Notes
3.700%	04/06/23	85	86,143
			557,598
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	260	263,889
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	185	185,705
			449,594

A2

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.5%
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23	420	$409,320
Semiconductors — 0.3%
NVIDIA Corp.,
Sr. Unsec’d. Notes
0.584%	06/14/24	300	287,996
Software — 0.3%
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.625%	07/15/24	300	287,520
Telecommunications — 0.8%
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23	230	226,498
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	175	176,060
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26(a)	320	300,919
			703,477

Total Corporate Bonds (cost $10,710,698)			10,540,498
Residential Mortgage-Backed Security — 0.1%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	85	84,912
(cost $85,747)
Sovereign Bonds — 1.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27(a)	315	322,760
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	199,085
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	25,090
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22	475	476,514

Total Sovereign Bonds (cost $1,016,118)			1,023,449
U.S. Government Agency Obligations — 3.3%
Federal Home Loan Mortgage Corp.
0.375%	04/20/23	1,190	1,171,438
Federal National Mortgage Assoc.
2.250%	04/12/22	300	300,138
2.375%	01/19/23	1,500	1,510,975
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.875%	08/15/22	10	$10,031

Total U.S. Government Agency Obligations (cost $3,022,267)			2,992,582
U.S. Treasury Obligations — 51.8%
U.S. Treasury Bonds
1.875%	11/15/51	105	91,941
2.000%	11/15/41	530	479,484
2.250%	05/15/41	2,055	1,939,085
U.S. Treasury Notes
0.125%	01/31/23	7,830	7,737,325
0.750%	03/31/26	5	4,662
1.500%	11/30/28	1,845	1,738,048
1.875%	02/28/27	465	452,612
1.875%	02/28/29	20	19,309
2.125%	12/31/22(k)	32,700	32,863,500
3.000%	09/30/25(k)	505	512,733
U.S. Treasury Strips Coupon
0.775%(s)	05/15/30	30	24,650
1.394%(s)	11/15/41	20	11,673
1.450%(s)	08/15/42	10	5,696
2.205%(s)	05/15/39	10	6,432
2.220%(s)	05/15/43	790	440,055
2.394%(s)	11/15/43	135	74,461

Total U.S. Treasury Obligations (cost $47,231,839)			46,401,666

Total Long-Term Investments (cost $73,028,316)			71,936,713

	Shares
Short-Term Investments — 21.1%
Affiliated Mutual Funds — 10.2%
PGIM Core Short-Term Bond Fund(wc)	875,591	7,994,147
PGIM Core Ultra Short Bond Fund(wc)	617,452	617,452
PGIM Institutional Money Market Fund (cost $490,587; includes $490,452 of cash collateral for securities on loan)(b)(wc)	491,029	490,587

Total Affiliated Mutual Funds (cost $9,175,925)		9,102,186

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 5.4%
Canadian Imperial Bank of Commerce
1.120%	12/01/22	900	896,557
Cooperatieve Rabobank UA
0.930%	12/01/22	1,000	994,718
Credit Agricole Corporate & Investment Bank SA
1.140%	12/01/22	1,000	996,405
Natixis SA
1.120%	12/01/22	1,000	995,968

A3

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit(continued)
Toronto-Dominion Bank (The)
0.930%	12/01/22	1,000	$994,892

Total Certificates of Deposit (cost $4,900,000)			4,878,540
Commercial Paper(n) — 5.5%
Royal Bank of Canada,
144A
0.976%	10/11/22	415	411,583
Skandinaviska Enskilda Banken AB,
144A
1.059%	12/01/22	1,000	988,533
Societe Generale SA,
144A
1.099%	12/01/22	1,000	987,920
Svenska Handelsbanken AB,
144A
1.018%	12/01/22	890	879,624
Swedbank AB,
144A
1.089%	12/01/22	700	692,211
Westpac Banking Corp.,
144A
1.005%	09/08/22	1,000	994,119

Total Commercial Paper (cost $4,972,676)			4,953,990

Total Short-Term Investments (cost $19,048,601)			18,934,716

TOTAL INVESTMENTS—101.4% (cost $92,076,917)			90,871,429

Liabilities in excess of other assets(z) — (1.4)%			(1,234,255)

Net Assets — 100.0%			$89,637,174

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $482,040; cash collateral of $490,452 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
25	2 Year U.S. Treasury Notes	Jun. 2022	$5,298,047	$(68,029)
Short Positions:
36	5 Year U.S. Treasury Notes	Jun. 2022	4,128,750	86,670
6	10 Year U.S. Treasury Notes	Jun. 2022	737,250	1,414
2	10 Year U.S. Ultra Treasury Notes	Jun. 2022	270,938	9,232
A4

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
29	20 Year U.S. Treasury Bonds	Jun. 2022	$4,351,812	$131,883
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	354,250	3,052
				232,251
				$164,222
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5